Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of remuneration to related parties
The following table summarises the remuneration for NEDs for the years ended 31 December 2022 and 2021:

	Directors Fees US$'000	Board fees Committee Fees US$'000	Total US$'000

C Carolus[1]	85.4	—	85.4
Y Suleman[2]	153.2	26.8	180.0
P Bacchus[3]	85.2	126.2	211.4
S Reid[4]	137.1	—	137.1
T Goodlace[5]	69.1	71.9	141.0
A Andani[6]	85.2	102.4	187.6
P Sibiya[7]	69.1	86.1	155.2
J McGill[8]	85.2	74.3	159.5
C Bitar[9]	57.3	46.8	104.1
Total - 2022	826.8	534.5	1,361.3

C Carolus	223.7	—	223.7
R Menell[10]	27.9	—	27.9
Y Suleman	73.4	75.6	149.0
P Bacchus	83.1	90.2	173.3
S Reid[4]	104.5	47.7	152.2
T Goodlace	73.4	56.9	130.3
A Andani[6]	83.1	50.2	133.3
C Letton[11]	34.4	28.3	62.7
P Mahanyele[12]	12.0	5.1	17.1
P Sibiya[7]	61.4	43.2	104.6
J McGill[8]	9.2	—	9.2
Total - 2021	786.1	397.2	1,183.3
1    C Carolus resigned from the Board on 31 May 2022.
2    Y Suleman was appointed as Chair of the Board on 1 June 2022. As Chair he received an all-inclusive fee from 1 June 2022.
3    P Bacchus was paid Committee fees for the respective Sub-Committees on which he has been appointed. The fees for his attendance at the Ad-hoc/Investment Sub-committee was paid as member fees and the delta for his fees as chair of the Committee was paid in March 2023.
4    S Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$32,906 (2021: US$36,825) for duties performed on behalf of these entities. He was appointed as lead independent director on 1 September 2021 with an all-inclusive fee.
5    T Goodlace was appointed to the Nominating Committee effective 23 November 2021. He was paid pro-rate fees for November 2021 plus the full monthly fee for December 2021, in February 2022.
6    A Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$79,882 (2021: US$74,025) for duties performed on behalf of these entities. He was appointed Chair of the Capital Projects Committee on 1 June 2021.
7    P Sibiya was appointed to the Board on 1 March 2021 and appointed as the Chair of the Audit Committee in June 2022.
8    J McGill was appointed to the Board on 22 November 2021 and only received Directors fees for this period in 2021.
9    C Bitar was appointed to the Board on 1 Mary 2022.
10R Menell resigned from the Board on 10 March 2021.
11C Letton resigned from the Board on 31 May 2021.
12P Mahanyele resigned from the Board on 28 February 2021.
The following table summarises the remuneration for Executive Directors and prescribed officers:

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000

Executive directors
C Griffith[5]	943.3	22.7	682.3	2,998.8	450.1	5,097.2
P Schmidt	617.1	46.2	453.9	3.0	833.2	1,953.4
	1,560.4	68.9	1,136.2	3,001.8	1,283.3	7,050.6
Prescribed officers
M Preece[6]	515.0	25.2	410.4	1.4	1,153.8	2,105.8
L Rivera[7]	853.0	362.8	—	—	720.0	1,935.8
R Butcher[8]	396.9	14.3	235.7	163.9	(244.8)	566.0
N Chohan	347.3	30.2	232.5	0.9	545.1	1,156.0
B Mattison	447.9	24.1	318.0	5.3	707.7	1,503.0
T Leishman	354.8	25.1	251.7	1.1	651.8	1,284.5
A Nagaser	251.2	26.1	174.0	10.9	342.5	804.7
S Mathews	562.3	18.4	264.5	2.3	555.4	1,402.9
R Bardien	305.4	25.8	211.8	—	375.5	918.5
J Mortoti[9]	378.1	58.9	324.2	69.9	25.0	856.1
	4,411.9	610.9	2,422.8	255.7	4,832.0	12,533.3
Total - 2022	5,972.3	679.8	3,559.0	3,257.5	6,115.3	19,583.9
Executive directors
C Griffith	719.5	17.7	748.2	—	302.7	1,788.1
N Holland[10]	318.5	6.1	741.1	757.3	2,103.5	3,926.5
P Schmidt	641.9	48.9	470.3	4.9	1,400.3	2,566.3
	1,679.9	72.7	1,959.6	762.2	3,806.5	8,280.9
Prescribed officers
L Rivera[7]	812.8	335.7	—	451.0	1,019.7	2,619.2
A Baku[11]	874.1	201.1	530.4	3,533.4	1,217.7	6,356.7
R Butcher[8]	429.3	36.9	261.2	—	443.5	1,170.9
N Chohan	368.0	32.0	263.7	1.2	648.6	1,313.5
B Mattison	466.2	25.5	306.8	1.7	826.9	1,627.1
T Leishman	375.9	26.6	251.3	1.5	652.1	1,307.4
A Nagaser	266.1	27.6	183.4	11.1	396.0	884.2
S Mathews	564.7	40.2	337.0	27.3	793.3	1,762.5
M Preece	545.6	26.7	333.1	1.0	614.4	1,520.8
R Bardien	323.6	27.4	219.2	1.8	512.2	1,084.2
	5,026.3	779.7	2,686.1	4,030.0	7,124.4	19,646.5
Total - 2021	6,706.2	852.4	4,645.7	4,792.2	10,930.9	27,927.4
[1]    The total US$ amounts paid for 2022 and included in salary were as follows: C Griffith US$336,501 (2021: US$$244,500), NJ Holland US$nil (2021: US$106,950), P Schmidt US$135,300 (2021: US$131,500) and B Mattison US$96,200 (2021: US$93,500).
[2]    The annual bonuses for the year ended 31 December 2021 and 31 December 2022 were paid in February/March 2022 and February/March 2023, respectively.
[3]    Other payments include business related reimbursements and incidental payments unless otherwise stated.
[4]    The share-based payment expense is calculated in terms of IFRS and is not the cash amounts paid.
5    C Griffith stepped down as CEO and exited the Company with effect from 31 December 2022. Other payments for 2022 include termination payments in line with his separation agreement.
6    M Preece was EVP for the South Africa region until 31 December 2022 and took over as interim CEO on 1 January 2023.
[7]    Other payments for 2021 and 2022 include advance payment of portion of estimated Peru Utilidades.
8    R Butcher resigned effective 30 September 2022. His cash incentive payment for 2022 was negotiated and approved by Remco and the Board.
9    J Mortoti was appointed on 1 July 2022.
10NJ Holland retired effective 31 March 2021. Other payments for 2021 include a termination payment in line with his retirement agreement of which US$215,881.
11    A Baku resigned on 31 December 2021. Other payments for 2021 relate to termination payments and leave encashment.